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March 4, 2004

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Perritt MicroCap Opportunities Fund, Inc. File Nos. 033-16812 and 811-05308 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of Perritt MicroCap Opportunities Fund, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.     The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed by the Company on February 27, 2004, which became effective on February 29, 2004. This is the most recent amendment to such Registration Statement.

        2.     The text of Post-Effective Amendment No. 17 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 27, 2004.

Very truly yours
PERRITT MICROCAP OPPORTUNITIES FUND, INC.
By:	/s/ Robert A. Laatz
Robert A. Laatz
Its:	Secretary